United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  3/31/10

Item 1.                      Reports to Stockholders

Tax-Free Money Market Fund

Established 1981

(formerly, Tax-Free Instruments Trust)

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2010

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.014	0.028	0.029	0.020
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.014	0.028	0.029	0.020
Less Distributions:
Distributions from net investment income	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.12%	1.41%	2.81%	2.89%	2.04%
Ratios to Average Net Assets:
Net expenses	0.59%	0.76%[3]	0.75%	0.76%	0.75%
Net investment income	0.12%	1.32%	2.76%	2.86%	2.03%
Expense waiver/reimbursement[4]	0.24%	0.06%	0.06%	0.06%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,099,821	$4,241,243	$3,151,612	$2,670,031	$2,521,430
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.76% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.029	0.030	0.022
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.029	0.030	0.022
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	1.56%	2.96%	3.06%	2.21%
Ratios to Average Net Assets:
Net expenses	0.53%	0.61%[3]	0.59%	0.59%	0.59%
Net investment income	0.22%	1.51%	2.86%	3.01%	2.21%
Expense waiver/reimbursement[4]	0.33%	0.26%	0.26%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,363	$342,531	$265,149	$222,721	$230,200
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.61% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1],2
Actual:
Investment Shares	$1,000	$1,000.10	$1.99
Institutional Service Shares	$1,000	$1,000.10	$1.99
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,022.94	$2.02
Institutional Service Shares	$1,000	$1,022.94	$2.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.40%
Institutional Service Shares	0.40%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares and Institutional Service Shares current annualized expense ratios of 0.78% and 0.61%, respectively, multiplied by the average account value over the period, multiplied by 182/365, to reflect current expenses as if they had been in effect throughout the most recent one-half-year period would be $3.89 and $3.93, and $3.04 and $3.07, respectively.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.9%
Municipal Notes	17.3%
Commercial Paper	4.7%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%

At March 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.2%
8-30 Days	2.8%
31-90 Days	5.1%
91-180 Days	8.4%
181 Days or more	3.4%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments

March 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.9%;1
		Alabama – 0.5%
$3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 4/1/2010	3,380,000
17,870,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 4/1/2010	17,870,000
		TOTAL	21,250,000
		Alaska – 3.4%
37,000,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.320%, 4/1/2010	37,000,000
40,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.320%, 4/1/2010	40,000,000
8,495,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.320%, 4/1/2010	8,495,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.450%, 4/7/2010	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.300%, 4/7/2010	17,500,000
		TOTAL	145,595,000
		Arizona – 0.8%
465,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 4/1/2010	465,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.350%, 4/1/2010	3,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 4/1/2010	14,000,000
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 4/7/2010	9,125,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.350%, 4/7/2010	3,885,000
4,000,000		Yuma, AZ IDA — Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 4/7/2010	4,000,000
		TOTAL	34,475,000
Annual Shareholder Report

Principal Amount		Value
	California – 10.3%
$11,275,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.290%, 4/7/2010	11,275,000
8,035,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.290%, 4/1/2010	8,035,000
11,100,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.330%, 4/1/2010	11,100,000
7,200,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 4/1/2010	7,200,000
2,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 4/1/2010	2,000,000
3,300,000	California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.280%, 4/1/2010	3,300,000
25,400,000	California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.300%, 4/1/2010	25,400,000
7,000,000	California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.280%, 4/1/2010	7,000,000
27,470,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/1/2010	27,470,000
15,800,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/8/2010	15,800,000
26,260,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/7/2010	26,260,000
13,000,000	California Statewide CDA, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(U.S. Bank, N.A. LOC), 0.280%, 4/1/2010	13,000,000
16,000,000	Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	16,159,666
Annual Shareholder Report

Principal Amount			Value
$9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.320%, 4/1/2010	9,900,000
35,200,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 4/1/2010	35,200,000
25,000,000		Los Angeles, CA Wastewater System, 0.33% CP, Mandatory Tender 4/7/2010	25,000,000
30,000,000		Los Angeles, CA Wastewater System, 0.35% CP, Mandatory Tender 4/6/2010	30,000,000
34,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 4/1/2010	34,330,000
8,790,000	[2,3]	Manteca, CA USD, SPEARs (DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 4/1/2010	8,790,000
13,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 4/1/2010	13,300,000
17,285,000	[2,3]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C), 0.35% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/29/2010	17,285,000
4,600,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 4/1/2010	4,600,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 9/15/2010	5,000,000
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.290%, 4/1/2010	9,670,000
10,000,000	[2,3]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.35% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/19/2010	10,000,000
12,300,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.270%, 4/6/2010	12,300,000
10,300,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 4/1/2010	10,300,000
9,290,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.290%, 4/7/2010	9,290,000
17,515,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.320%, 4/7/2010	17,515,000
10,000,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.320%, 4/7/2010	10,000,000
Annual Shareholder Report

Principal Amount			Value
$10,885,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.310%, 4/1/2010	10,885,000
		TOTAL	447,364,666
		Colorado – 2.3%
44,835,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.630%, 4/7/2010	44,835,000
1,750,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 4/1/2010	1,750,000
400,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 1.150%, 4/1/2010	400,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (Catholic Health Initiatives)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 4/1/2010	6,250,000
20,500,000		Colorado State, 2.00% TRANs, 6/25/2010	20,573,668
25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.330%, 4/7/2010	25,000,000
		TOTAL	98,808,668
		Connecticut – 1.9%
6,330,000		Berlin, CT, 1.25% BANs, 9/1/2010	6,347,135
7,000,000		Connecticut Development Authority, (Series 1999), 0.80% CP (New England Power Co.), Mandatory Tender 4/8/2010	7,000,000
21,000,000	[2,3]	Connecticut HEFA, AUSTIN (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.300%, 4/1/2010	21,000,000
1,200,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.300%, 4/1/2010	1,200,000
2,300,000	[2,3]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.300%, 4/1/2010	2,300,000
1,700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/1/2010	1,700,000
4,280,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.260%, 4/1/2010	4,280,000
4,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.300%, 4/7/2010	4,000,000
9,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/1/2010	9,500,000
5,610,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.310%, 4/1/2010	5,610,000
Annual Shareholder Report

Principal Amount			Value
$3,000,000	[2,3]	Connecticut State, PUTTERs (Series 320), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	3,000,000
14,000,000		Hamden, CT, 1.25% BANs, 8/25/2010	14,036,163
		TOTAL	79,973,298
		District of Columbia – 0.2%
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 4/7/2010	8,330,000
		Florida – 7.2%
6,400,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 4/1/2010	6,400,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 4/1/2010	7,630,000
4,800,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	4,800,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Citibank NA, New York LOC), 0.280%, 4/1/2010	24,725,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/20/2010	10,000,000
25,425,000		Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist Health System, Inc.)/(SunTrust Bank LOC), 0.460%, 4/1/2010	25,425,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.000%, 4/1/2010	3,800,000
70,300,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.360%, 4/1/2010	70,300,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	12,300,000
15,605,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	15,605,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 4/1/2010	32,565,000
45,750,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.460%, 4/1/2010	45,750,000
3,975,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.460%, 4/1/2010	3,975,000
Annual Shareholder Report

Principal Amount			Value
$20,410,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.320%, 4/1/2010	20,410,000
9,265,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.490%, 4/7/2010	9,265,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	10,000,000
7,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	7,895,000
		TOTAL	310,845,000
		Georgia – 1.8%
14,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.460%, 4/1/2010	14,850,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.350%, 4/1/2010	12,700,000
15,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (The Lovett School)/(FHLB of Atlanta LOC), 0.300%, 4/7/2010	15,500,000
8,500,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.320%, 4/7/2010	8,500,000
13,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.300%, 4/7/2010	13,000,000
1,590,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.450%, 4/1/2010	1,590,000
12,500,000		Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 4/1/2010	12,500,000
		TOTAL	78,640,000
		Hawaii – 0.3%
10,425,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.280%, 4/1/2010	10,425,000
4,235,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 4/1/2010	4,235,000
		TOTAL	14,660,000
		Idaho – 1.9%
56,055,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.330%, 4/1/2010	56,055,000
Annual Shareholder Report

Principal Amount			Value
$25,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	25,128,881
		TOTAL	81,183,881
		Illinois – 5.1%
4,560,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 4/1/2010	4,560,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.500%, 4/1/2010	13,900,000
5,200,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.290%, 4/1/2010	5,200,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.300%, 4/7/2010	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 4/1/2010	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 4/7/2010	30,510,000
4,705,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 4/1/2010	4,705,000
5,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 4/7/2010	5,500,000
18,260,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.320%, 4/1/2010	18,260,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 4/1/2010	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 4/1/2010	20,000,000
20,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 4/1/2010	20,925,000
2,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/7/2010	2,800,000
25,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 4/1/2010	25,000,000
14,170,000	[2,3]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 4/7/2010	14,170,000
Annual Shareholder Report

Principal Amount			Value
$13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 4/1/2010	13,755,000
5,100,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/1/2010	5,100,000
565,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.240%, 4/1/2010	565,000
		TOTAL	220,525,000
		Indiana – 2.5%
10,595,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	10,595,000
10,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	10,093,128
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.390%, 4/1/2010	8,850,000
460,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.450%, 4/1/2010	460,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.390%, 4/1/2010	9,500,000
1,020,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 0.450%, 4/1/2010	1,020,000
10,735,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	10,735,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.400%, 4/7/2010	3,250,000
9,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-4) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.300%, 4/1/2010	9,500,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York Mellon LOC), 0.300%, 4/1/2010	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York Mellon LOC), 0.300%, 4/1/2010	5,250,000
11,900,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/(Bank of New York Mellon LOC), 0.270%, 4/7/2010	11,900,000
20,000,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 4/1/2010	20,000,000
Annual Shareholder Report

Principal Amount			Value
$3,965,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.490%, 4/1/2010	3,965,000
		TOTAL	110,118,128
		Iowa – 0.7%
500,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.500%, 4/1/2010	500,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.340%, 4/1/2010	27,685,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 4/1/2010	500,000
		TOTAL	28,685,000
		Kentucky – 0.3%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 4/1/2010	12,000,000
2,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 0.990%, 4/1/2010	2,340,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 4/1/2010	100,000
		TOTAL	14,440,000
		Louisiana – 2.4%
10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.420%, 4/7/2010	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.380%, 4/1/2010	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.340%, 4/7/2010	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.320%, 4/1/2010	11,520,000
1,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 4/1/2010	1,000,000
15,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	15,000,000
10,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	10,000,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 4/1/2010	30,575,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.460%, 4/1/2010	11,200,000
		TOTAL	104,295,000
Annual Shareholder Report

Principal Amount			Value
		Maine – 0.2%
$7,620,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.330%, 4/1/2010	7,620,000
		Maryland – 1.9%
10,000,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Weekly VRDNs (KBC Bank N.V. LIQ), 0.320%, 4/1/2010	10,000,000
3,617,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 4/6/2010	3,617,000
5,125,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.600%, 4/7/2010	5,125,000
47,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	47,175,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 4/1/2010	15,000,000
		TOTAL	80,917,000
		Massachusetts – 4.2%
24,535,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 4/1/2010	24,535,000
23,385,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wachovia Bank N.A. LIQ), 0.290%, 4/7/2010	23,385,000
9,000,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 300), 0.60% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	9,000,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.380%, 4/1/2010	4,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.290%, 4/1/2010	10,000,000
13,320,000	[2,3]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.300%, 4/1/2010	13,320,000
9,900,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 4/1/2010	9,900,000
Annual Shareholder Report

Principal Amount			Value
$12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.350%, 4/1/2010	12,600,000
17,500,000		Massachusetts IFA, (Series 1992B), 0.65% CP (New England Power Co.), Mandatory Tender 5/3/2010	17,500,000
16,050,000		Massachusetts IFA, (Series 1992B), 0.70% CP (New England Power Co.), Mandatory Tender 5/3/2010	16,050,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.290%, 4/1/2010	1,500,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 4/1/2010	2,200,000
9,200,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.280%, 4/7/2010	9,200,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.280%, 4/7/2010	8,000,000
7,300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/1/2010	7,300,000
12,287,000		West Springfield, MA, 1.50% BANs, 6/17/2010	12,308,879
		TOTAL	180,798,879
		Michigan – 3.1%
9,840,000	[2,3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.290%, 4/1/2010	9,840,000
1,410,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.280%, 4/1/2010	1,410,000
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.390%, 4/1/2010	1,695,000
13,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	13,582,242
6,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	6,037,919
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.480%, 4/7/2010	5,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.480%, 4/7/2010	5,000,000
Annual Shareholder Report

Principal Amount		Value
$8,600,000	Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.480%, 4/7/2010	8,600,000
50,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	50,364,929
3,400,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	3,400,000
28,500,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 4/1/2010	28,500,000
	TOTAL	133,430,090
	Minnesota – 0.8%
315,000	Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.500%, 4/1/2010	315,000
5,900,000	Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.300%, 4/1/2010	5,900,000
27,110,000	Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.250%, 4/7/2010	27,110,000
	TOTAL	33,325,000
	Mississippi – 0.4%
10,000,000	Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 4/1/2010	10,000,000
5,160,000	Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.390%, 4/1/2010	5,160,000
3,500,000	Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.470%, 4/1/2010	3,500,000
	TOTAL	18,660,000
	Missouri – 2.5%
150,000	Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 4/1/2010	150,000
14,185,000	Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 4/7/2010	14,185,000
14,100,000	Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 4/1/2010	14,100,000
6,100,000	Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 4/1/2010	6,100,000
Annual Shareholder Report

Principal Amount			Value
$23,000,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 4/1/2010	23,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 4/1/2010	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.350%, 4/7/2010	4,300,000
19,495,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.320%, 4/1/2010	19,495,000
		TOTAL	107,330,000
		Multi-State – 2.5%
3,950,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.600%, 4/1/2010	3,950,000
5,915,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.340%, 4/1/2010	5,915,000
24,390,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 4/1/2010	24,390,000
50,000,000		Nuveen Municipal Advantage Fund, Inc., Variable Rate Demand Preferred Shares, 0.440%, 4/1/2010	50,000,000
25,000,000		Nuveen Municipal Market Opportunity Fund, Inc., Variable Rate Demand Preferred Shares, 0.440%, 4/1/2010	25,000,000
		TOTAL	109,255,000
		Nebraska – 0.3%
10,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 4/1/2010	10,000,000
1,510,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.590%, 4/1/2010	1,510,000
70,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 4/1/2010	70,000
		TOTAL	11,580,000
		Nevada – 0.2%
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.320%, 4/7/2010	9,000,000
Annual Shareholder Report

Principal Amount			Value
		New Hampshire – 0.5%
$5,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.400%, 4/1/2010	5,000,000
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.80% CP (New England Power Co.), Mandatory Tender 4/8/2010	2,500,000
15,700,000		New Hampshire HEFA, (Series 2004A) Weekly VRDNs (Easter Seals New Hampshire, Inc.)/(FHLB of Boston LOC), 0.290%, 4/1/2010	15,700,000
		TOTAL	23,200,000
		New Jersey – 4.5%
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 4/1/2010	19,720,000
7,100,000		Hammonton, NJ School District, 2.75% BANs, 7/15/2010	7,130,249
9,000,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	9,002,379
10,370,000		Manchester Township, NJ, (Series 2010), 1.00% BANs, 10/15/2010	10,399,148
12,098,000		Medford Township, NJ, 1.50% BANs, 7/13/2010	12,125,113
3,000,000		Mountainside, NJ, 1.35% BANs, 11/5/2010	3,011,553
100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	100,451,840
2,314,904		Ocean Township, NJ, 1.50% BANs, 12/21/2010	2,326,522
4,876,100		Ocean Township, NJ, 1.50% BANs, 9/8/2010	4,895,125
16,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	16,505,000
9,637,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	9,665,906
		TOTAL	195,232,835
		New Mexico – 0.5%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 4/1/2010	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 4/7/2010	11,000,000
10,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 4/1/2010	10,000,000
		TOTAL	23,000,000
		New York – 2.8%
10,500,000		Broome County, NY, 2.25% BANs, 4/16/2010	10,502,757
7,100,000		Elmira Heights, NY CSD, 1.75% BANs, 6/30/2010	7,100,000
4,000,000		Erie County, NY Fiscal Stability Authority, (Series 2009B), 1.25% BANs, 7/30/2010	4,008,922
Annual Shareholder Report

Principal Amount		Value
$5,170,000	Granville, NY CSD, 1.50% BANs, 2/25/2011	5,207,114
9,937,040	Hunter-Tannersville, NY CSD, 1.75% BANs, 6/25/2010	9,946,150
13,805,000	New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.260%, 4/7/2010	13,805,000
970,000	New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.340%, 4/1/2010	970,000
19,500,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.290%, 4/1/2010	19,500,000
30,000,000	New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center), Mandatory Tender 1/18/2011	30,000,000
20,000,000	Rochester, NY, (Series 2009-II), 2.00% BANs, 8/23/2010	20,086,004
	TOTAL	121,125,947
	North Carolina – 4.0%
18,675,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 4/1/2010	18,675,000
3,703,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 11/2/2010	3,703,000
27,605,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.320%, 4/1/2010	27,605,000
2,730,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	2,730,000
5,590,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.400%, 4/1/2010	5,590,000
2,615,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.320%, 4/1/2010	2,615,000
4,345,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.300%, 4/7/2010	4,345,000
3,760,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.320%, 4/1/2010	3,760,000
9,100,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.280%, 4/1/2010	9,100,000
1,455,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	1,455,000
7,620,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	7,620,000
Annual Shareholder Report

Principal Amount			Value
$9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	9,000,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	2,800,000
4,440,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	4,440,000
8,800,000	[2,3]	North Carolina Capital Facilities Finance Agency, ROCs (RR II R-12282) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.300%, 4/1/2010	8,800,000
5,300,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.320%, 4/1/2010	5,300,000
555,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.310%, 4/7/2010	555,000
2,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	2,800,000
7,550,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.290%, 4/7/2010	7,550,000
4,470,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.280%, 4/7/2010	4,470,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	5,000,000
3,090,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.300%, 4/7/2010	3,090,000
2,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.320%, 4/1/2010	2,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.270%, 4/1/2010	5,000,000
1,565,000		North Carolina State, Public Improvement Bonds (Series 2002F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 4/7/2010	1,565,000
5,000,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.290%, 4/1/2010	5,000,000
3,100,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.290%, 4/7/2010	3,100,000
Annual Shareholder Report

Principal Amount			Value
$7,000,000		Raleigh, NC, (Series 2009), 0.390%, 06/01/2034	7,000,000
9,650,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 4/1/2010	9,650,000
		TOTAL	174,318,000
		Ohio – 3.3%
620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.290%, 4/1/2010	620,000
13,500,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 4/1/2010	13,500,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.490%, 4/1/2010	5,900,000
8,960,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.370%, 4/1/2010	8,960,000
23,090,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.300%, 4/1/2010	23,090,000
9,405,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.470%, 4/1/2010	9,405,000
9,925,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.430%, 4/1/2010	9,925,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.350%, 4/7/2010	30,000,000
24,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 4/1/2010	24,380,000
14,180,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.500%, 4/1/2010	14,180,000
4,780,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.390%, 4/1/2010	4,780,000
		TOTAL	144,740,000
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.330%, 4/7/2010	19,200,000
		Oregon – 1.6%
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,184,094
30,150,000		Oregon State, Veteran's Welfare Bonds (Series 73F) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.300%, 4/7/2010	30,150,000
		TOTAL	67,334,094
Annual Shareholder Report

Principal Amount		Value
	Pennsylvania – 5.0%
$5,000,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 4/1/2010	5,000,000
4,200,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.280%, 4/7/2010	4,200,000
400,000	Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.390%, 4/1/2010	400,000
19,850,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/1/2010	19,850,000
40,000,000	Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 4/1/2010	40,000,000
31,250,000	Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,386,188
46,345,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 4/1/2010	46,345,000
71,225,000	Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 4/1/2010	71,225,000
	TOTAL	218,406,188
	Puerto Rico – 0.1%
2,300,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.310%, 4/7/2010	2,300,000
	Rhode Island – 0.1%
3,660,000	Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 4/1/2010	3,660,000
	South Carolina – 0.3%
7,400,000	Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 4/7/2010	7,400,000
2,425,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.280%, 4/1/2010	2,425,000
2,300,000	South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 4/1/2010	2,300,000
	TOTAL	12,125,000
	South Dakota – 0.0%
1,000,000	South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.480%, 4/1/2010	1,000,000
Annual Shareholder Report

Principal Amount			Value
		Tennessee – 3.4%
$9,525,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-B) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.370%, 4/1/2010	9,525,000
42,260,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.640%, 4/1/2010	42,260,000
1,800,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.340%, 4/7/2010	1,800,000
22,600,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.460%, 4/1/2010	22,600,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.460%, 4/1/2010	10,000,000
35,500,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4) Daily VRDNs (Covenant Health Systems)/(SunTrust Bank LOC), 0.460%, 4/1/2010	35,500,000
13,565,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.390%, 4/1/2010	13,565,000
9,705,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.400%, 4/7/2010	9,705,000
3,045,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-5) Daily VRDNs (Bradley County, TN)/(KBC Bank N.V. LOC), 0.370%, 4/1/2010	3,045,000
		TOTAL	148,000,000
		Texas – 9.0%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 4/7/2010	8,605,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.330%, 4/7/2010	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.380%, 4/1/2010	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 4/1/2010	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 0.370%, 4/1/2010	25,000,000
Annual Shareholder Report

Principal Amount			Value
$8,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.400%, 4/1/2010	8,300,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.350%, 4/1/2010	12,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 4/7/2010	955,000
13,665,000	[2,3]	Harris County, TX, State Trust (Series 2009-71C), 0.50% TOBs (Wells Fargo & Co. LIQ), Optional Tender 4/15/2010	13,665,000
17,500,000	[2,3]	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.320%, 4/1/2010	17,500,000
8,875,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.270%, 4/7/2010	8,875,000
12,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.290%, 4/7/2010	12,500,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.290%, 4/7/2010	21,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 4/7/2010	19,900,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 4/1/2010	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 4/1/2010	15,000,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	132,104,735
		TOTAL	390,809,735
		Utah – 0.3%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.290%, 4/1/2010	12,500,000
		Vermont – 0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 0.250%, 4/7/2010	9,115,000
Annual Shareholder Report

Principal Amount		Value
	Virginia – 1.3%
$11,750,000	Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	11,750,000
5,200,000	Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.280%, 4/6/2010	5,200,000
7,000,000	Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.300%, 4/1/2010	7,000,000
3,300,000	Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 4/1/2010	3,300,000
6,965,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 4/1/2010	6,965,000
23,590,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.330%, 4/1/2010	23,590,000
	TOTAL	57,805,000
	Washington – 0.7%
2,450,000	Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.370%, 4/1/2010	2,450,000
5,260,000	Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.540%, 4/1/2010	5,260,000
10,000,000	Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	10,021,753
7,895,000	Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.350%, 4/7/2010	7,895,000
2,000,000	Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.330%, 4/7/2010	2,000,000
3,745,000	Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.260%, 4/7/2010	3,745,000
	TOTAL	31,371,753
	West Virginia – 0.7%
10,500,000	Grant County, WV County Commission, PCRB (Series 1994), 0.80% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2010	10,500,000
21,500,000	Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 0.75% CP (Virginia Electric & Power Co.), Mandatory Tender 4/29/2010	21,500,000
	TOTAL	32,000,000
	Wisconsin – 2.4%
2,650,000	Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.490%, 4/1/2010	2,650,000
9,850,000	Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 4/1/2010	9,850,000
Annual Shareholder Report

Principal Amount			Value
$20,655,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.000%, 4/1/2010	20,655,000
15,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 4/1/2010	15,500,000
6,670,000		Wisconsin State HEFA, (Series B), 0.75% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Optional Tender 11/12/2010	6,670,000
23,330,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.290%, 4/1/2010	23,330,000
25,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	25,103,743
		TOTAL	103,758,743
		TOTAL SHORT-TERM MUNICIPALS — 98.9% (AT AMORTIZED COST) [4]	4,282,106,905
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[5]	49,077,614
		TOTAL NET ASSETS — 100%	$4,331,184,519

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.7% of the portfolio as calculated based upon total market value (percentage is unaudited).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $538,910,000, which represented 12.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $538,910,000, which represented 12.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

Annual Shareholder Report

At March 31, 2010, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
95.5%	4.5%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDRB(s)	— Economic Development Revenue Bond(s)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2010

Assets:
Total investments in securities, at amortized cost		$4,282,106,905
Cash		65,099
Income receivable		9,750,277
Receivable for investments sold		7,752,654
Receivable for shares sold		41,475,018
TOTAL ASSETS		4,341,149,953
Liabilities:
Payable for shares redeemed	$9,220,366
Income distribution payable	10,646
Payable for investment adviser fee (Note 5)	44,626
Payable for shareholder services fee (Note 5)	270,994
Accrued expenses	418,802
TOTAL LIABILITIES		9,965,434
Net assets for 4,331,206,207 shares outstanding		$4,331,184,519
Net Assets Consist of:
Paid-in capital		$4,331,157,057
Accumulated net realized gain on investments		30,112
Distributions in excess of net investment income		(2,650)
TOTAL NET ASSETS		$4,331,184,519
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$4,099,821,328 ÷ 4,099,660,110 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$231,363,191 ÷ 231,546,097 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2010

Investment Income:
Interest		$32,631,330
Expenses:
Investment adviser fee (Note 5)	$23,021,943
Administrative personnel and services fee (Note 5)	3,575,144
Custodian fees	148,186
Transfer and dividend disbursing agent fees and expenses — Investment Shares	2,724,190
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	14,923
Directors'/Trustees' fees	28,871
Auditing fees	20,101
Legal fees	22,047
Portfolio accounting fees	172,996
Shareholder services fee — Investment Shares (Note 5)	6,503,277
Shareholder services fee — Institutional Service Shares (Note 5)	601,328
Account administration fee — Investment Shares	360
Account administration fee — Institutional Service Shares	111,910
Share registration costs	196,991
Printing and postage	127,045
Insurance premiums	13,236
Miscellaneous	688,316
TOTAL EXPENSES	37,970,864
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(5,684,910)
Waiver of administrative personnel and services fee	(71,204)
Waiver of shareholder services fee — Investment Shares	(2,679,634)
Waiver of shareholder services fee — Institutional Service Shares	(141,137)
Reimbursement of shareholder services fee — Investment Shares	(828,231)
Reimbursement of shareholder services fee — Institutional Service Shares	(460,191)
Reimbursement of account administration fee — Institutional Service Shares	(23,896)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Investment Shares	(1,231,706)
TOTAL WAIVERS AND REIMBURSEMENTS		$(11,120,909)
Net expenses			$26,849,955
Net investment income			5,781,375
Net realized gain on investments			189,472
Change in net assets resulting from operations			$5,970,847

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,781,375	$54,237,003
Net realized gain (loss) on investments	189,472	(22,888)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,970,847	54,214,115
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(5,155,591)	(48,966,012)
Institutional Service Shares	(614,916)	(5,286,965)
Distributions from net realized gain on investments
Investment Shares	(129,255)	(1,049,745)
Institutional Service Shares	(7,218)	(93,417)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,906,980)	(55,396,139)
Share Transactions:
Proceeds from sale of shares	12,948,699,660	14,827,680,836
Net asset value of shares issued to shareholders in payment of distributions declared	5,448,858	50,933,368
Cost of shares redeemed	(13,206,801,667)	(13,710,420,021)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(252,653,149)	1,168,194,183
Change in net assets	(252,589,282)	1,167,012,159
Net Assets:
Beginning of period	4,583,773,801	3,416,761,642
End of period (including distributions in excess of net investment income of $(2,650) and $(10,926), respectively)	$4,331,184,519	$4,583,773,801

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2010

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”) a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

Effective January 4, 2010, the Fund's name was changed from Tax-Free Instruments Trust to Tax-Free Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2010		2009
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	12,177,534,319	$12,177,534,319	13,670,486,569	$13,670,486,569
Shares issued to shareholders in payment of distributions declared	5,338,865	5,338,865	49,277,813	49,277,813
Shares redeemed	(12,324,353,534)	(12,324,353,534)	(12,629,089,479)	(12,629,089,479)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(141,480,350)	$(141,480,350)	1,090,674,903	$1,090,674,903
Year Ended March 31	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	771,165,341	$771,165,341	1,157,194,267	$1,157,194,267
Shares issued to shareholders in payment of distributions declared	109,993	109,993	1,655,555	1,655,555
Shares redeemed	(882,448,133)	(882,448,133)	(1,081,330,542)	(1,081,330,542)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(111,172,799)	$(111,172,799)	77,519,280	$77,519,280
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(252,653,149)	$(252,653,149)	1,168,194,183	$1,168,194,183

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to a dividend reclassification.

For the year ended March 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,592)	$2,592

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2010 and 2009, was as follows:
	2010	2009
Ordinary income[1]	$32,387	$125,536
Tax-Exempt Income	$5,770,507	$54,255,569
Long-term capital gains	$104,086	$1,015,034
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt net income	$(2,650)
Undistributed long-term capital gains	$30,112

The Fund used capital loss carryforwards of $22,888 to offset taxable capital gains realized during the year ended March 31, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2010, the Adviser voluntarily waived $5,684,910 of its fee. In addition, an affiliate of the Adviser reimbursed $1,231,706 of transfer and dividend disbursing agent fees and expenses.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO) is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is wholly owned by Federated Investors, Inc. Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the year ended March 31, 2010, FIMCO received approximately 42% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 58%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $71,204 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,284 of Service Fees for the year ended March 31, 2010. FSSC may voluntarily reimburse the Fund for Service Fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2010, FSSC voluntarily reimbursed $1,288,422 of Service Fees and $23,896 of account administration fees. For the year ended March 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended March 31, 2010, unaffiliated third-party financial intermediaries voluntarily waived $2,820,771 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the year ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,424,889,000 and $3,213,308,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the year ended March 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the year ended March 31, 2010, the program was not utilized.

Annual Shareholder Report

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds, or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2010, the amount of long-term capital gains designated by the Fund was $104,086.

For the year ended March 31, 2010, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Money Market Obligations Trust AND SHAREHOLDERS OF Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Tax-Free Money Market Fund (formerly Tax-Free Instruments Trust) (the “Fund”) (one of the portfolios comprising Money Market Obligations Trust), including the portfolio of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Money Market Fund, a portfolio of Money Market Obligations Trust, at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 17, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised 38 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS**

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004, serves as a Senior Portfolio Manager and is a Vice President of the Trust. Ms. Cunningham was named an Executive Vice President of the Fund's Adviser in 2009. She joined Federated in 1981 and was a Senior Vice President of the Fund's Adviser from 1997 to 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

TAX-FREE INSTRUMENTS TRUST (THE “FUND”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8042604 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $756,600

Fiscal year ended 2009 - $743,100

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $902

Fiscal year ended 2009 - $0

Audit Committee Meeting

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,165 and $5,432 respectively.  Fiscal year ended 2010- Audit consent fee for   N-14 merger document.  Fiscal year ended 2009- Audit consent fees for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,172 respectively. Fiscal year ended 2009 – Fees for tax advice provided related to fund acquisition.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,525 respectively.  Fiscal year ended 2009 – Discussions related to accounting for REMICS.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $404,785

Fiscal year ended 2009 - $248,947

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/_J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010